Share Capital and Share Premium - Summary of Share Capital and Share Premium (Parenthetical) (Detail) - £ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share	£ 0.04	£ 0.04	£ 0.04